Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Total revenue	$ 937	$ 1,034	$ 1,094	$ 1,106	$ 1,190	$ 1,073	$ 1,009	$ 996	$ 4,171	$ 4,268	$ 5,096
Gross profit	65	87	108	82	6	(36)	74	68	342	112	325
Equity in earnings of unconsolidated affiliates	8	23	32	9	10	19	33	29	72	91	149
Operating income (loss)	27	73	103	63	(33)	(67)	63	65	266	28	310
Net income (loss)	278	47	79	38	(86)	(57)	47	45	442	(51)	226
Net income attributable to noncontrolling interests	(3)	(2)	(2)	(1)	(1)	(6)	0	(3)	(8)	(10)	(23)
Net income (loss) attributable to KBR	$ 275	$ 45	$ 77	$ 37	$ (87)	$ (63)	$ 47	$ 42	$ 434	$ (61)	$ 203
Net income (loss) attributable to KBR per share—Basic (usd per share)	$ 1.94	$ 0.32	$ 0.54	$ 0.26	$ (0.61)	$ (0.44)	$ 0.32	$ 0.30	$ 3.06	$ (0.43)	$ 1.40
Net income (loss) attributable to KBR per share—Diluted (usd per share)	$ 1.94	$ 0.32	$ 0.54	$ 0.26	$ (0.61)	$ (0.44)	$ 0.32	$ 0.30	$ 3.06	$ (0.43)	$ 1.40
Changes in estimates at completion									$ 647	$ 241
Impact Of Correction of Prior Period Error on Revenues and Net Income					$ 13
Earnings of acquiree since acquisition date, actual					24
Downstream EPC Project in US
Condensed Financial Statements, Captions [Line Items]
Changes in estimates at completion										$ 112
Unfavorable | Downstream EPC Project in US
Condensed Financial Statements, Captions [Line Items]
Changes in estimates at completion					$ 94